TRADE AND OTHER RECEIVABLE (Details) R in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R) R / $
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 268.2	R 251.5	R 127.9
Interest receivable	56.5	14.6	8.9
Total financial assets	6,042.6	3,836.2	6,317.3
Prepayments	368.8	442.9	296.9
Value added tax receivables	454.2	355.9	218.8
Total trade and other receivables	6,865.6	4,635.0	6,833.0
Impairment not recognized in profit and loss		95.2
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	42.0		433.8
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	4,655.3	2,681.1	5,310.1
PGM Concentrate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	4,030.0	2,341.6	5,310.1
PGM Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	625.3	339.5
Other Than Gold And PGM Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	1,020.6	889.0	436.6
Other Than Gold And PGM Mining Activities [Member] | Financial instruments credit-impaired [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 199.2	R 139.9	R 15.8
Commodity price risk | PGM Concentrate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Reasonably Possible Decrease In Risk Assumption	1.00%
Percentage Of Reasonably Possible Increase In Risk Assumption	1.00%
Effect on revenue and receivable balance	R 30.6
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Reasonably Possible Decrease In Risk Assumption	1.00%
Closing foreign exchange rate | R / $	14.69	14.00	14.35
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Reasonably Possible Decrease In Risk Assumption	1.00%
Percentage Of Reasonably Possible Increase In Risk Assumption	1.00%
Effect on net profit or loss	R 43.7
Closing foreign exchange rate | R / $	14.69